UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                                       FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment   [ x ]; Amendment number: [ 17 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    April 20, 2004
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  36
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $186,797
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE

      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       10875     2002788    SH     SOLE     None      862,866   0     1,139,922
Bancorp South                 COM    059692103         263       12000    SH     SOLE     None        8,200   0         3,800
Belo Corp Cl A                COM    080555105        5191      186993    SH     SOLE     None      117,565   0        69,428
Berkshire Hath Cl B           COM    084670207       24477        7868    SH     SOLE     None        3,995   0         3,873
Berry Petroleum 'A'           COM    085789105        7145      261920    SH     SOLE     None      182,000   0        79,920
Coca-Cola Co                  COM    191216100         382        7600    SH     SOLE     None        4,200   0         3,400
Correc Crp of Am              COM    22025Y100        5161      144963    SH     SOLE     None       56,694   0        88,269
Fairfax Financial Hldg        COM    303901102       24686      159050    SH     SOLE     None       81,163   0        77,887
General Electric              COM    369604103         272        8900    SH     SOLE     None        7,900   0         1,000
Gillette Co                   COM    375766102        1015       25948    SH     SOLE     None       11,000   0        14,948
GTECH Holdings                COM    400518106       19186      324414    SH     SOLE     None      231,100   0        93,314
Hanson PLC                    COM    411352305         465       12000    SH     SOLE     None        3,700   0         8,300
HCC Ins Hldgs                 COM    404132102        4941      152840    SH     SOLE     None      109,500   0        43,340
Intl Flavor & Fragrn          COM    459506101        1012       28500    SH     SOLE     None       13,600   0        14,900
LabOne                        COM    50540L105       19963      654321    SH     SOLE     None      220,468   0       433,853
Lee Enterprises               COM    523768109        2003       44330    SH     SOLE     None       20,100   0        24,230
Legacy Hotels                 COM    524919107        3335      623300    SH     SOLE     None      517,900   0       105,400
Leucadia Natl Corp            COM    527288104         954       17900    SH     SOLE     None        6,000   0        11,900
Level 3 Communications        COM    52729N100        5530     1382500    SH     SOLE     None    1,242,000   0       140,500
Loews Corp                    COM    540424108        7588      128480    SH     SOLE     None      103,300   0        25,180
McCormick & Co                COM    579780206         503       15000    SH     SOLE     None        7,200   0         7,800
Media General                 COM    584404107         350        5200    SH     SOLE     None        3,500   0         1,700
Natl Health Investors         COM    63633D104       12212      396507    SH     SOLE     None      126,630   0       269,877
Natl Health Realty            COM    635905102         568       30425    SH     SOLE     None       10,728   0        19,697
Natl Healthcare Corp          COM    635906100         612       23521    SH     SOLE     None       15,228   0         8,293
Pall Corp                     COM    696429307        4579      201800    SH     SOLE     None      168,600   0        33,200
Ryerson Tull Inc              COM    783755101        1204       92006    SH     SOLE     None       51,400   0        40,606
Scripps E W Co Cl A           COM    811039106        2092       20695    SH     SOLE     None        9,500   0        11,195
Syntroleum Corp               COM    871630109        7111      994535    SH     SOLE     None      753,696   0       240,839
Tidewater Inc                 COM    886423102        6914      245800    SH     SOLE     None      193,597   0        52,203
Trustmark Corp                COM    898402102         301       10364    SH     SOLE     None        4,000   0         6,364
Vulcan Materials              COM    929160109         740       15600    SH     SOLE     None        7,200   0         8,400
Wal-Mart Stores               COM    931142103         609       10200    SH     SOLE     None        5,300   0         4,900
Washington Post 'B'           COM    939640108         627         709    SH     SOLE     None          300   0           409
Wesco Financial               COM    950817106         741        1915    SH     SOLE     None        1,032   0           883
White Mountain Insur          COM    G9618E107        3190        6082    SH     SOLE     None        4,192   0         1,890

TOTAL                                               186797